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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530

                          Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28


Date of reporting period:  February 1, 2005 through August 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                  SELECT VALUE
                                      FUND

                                   Semiannual
                                     Report
                                     8/31/05


[LOGO] PIONEER
       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Prices and Distributions                                                       3

Performance Update                                                             4

Comparing Ongoing Fund Expenses                                                5

Portfolio Management Discussion                                                7

Schedule of Investments                                                       10

Financial Statements                                                          14

Notes to Financial Statements                                                 18

Trustees, Officers and Service Providers                                      22

Pioneer Select Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 8/31/05
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricane Katrina wreaked its devastation on people and property in New Orleans and the Gulf Coast. Before the storm struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. And even after ten straight hikes by the Federal Reserve Board, interest rates remained at tolerable levels, while businesses and households were managing to live with rising energy costs. Now, the Fed must decide whether to raise rates further to avert higher inflation ignited by Katrina-induced spikes in oil and gas prices, or to stand aside lest higher rates stifle the ongoing expansion. But the massive outpouring of federal recovery spending may be enough of a stimulus for the Fed to move forward with its "measured" rate increases. Constraints on energy availability and disruptions at the Port of Louisiana, a key export-import portal, may also put the brakes on gross domestic product (GDP) growth for a time.

Consumers may also face difficult choices. The national savings rate stands at zero or less, leaving households with little financial slack to absorb punishing price increases at the pump and in their heating and utility bills. However, consumers are notably resilient. If conditions remain favorable in the job market, their behavior seems unlikely to change very much.

Barring surprises, Katrina's apparent impact does not undercut our favorable expectations for the rest of the year. Carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Your long-term return will depend on which kinds of investments you own, as well as your individual holdings. For a review of your portfolio and ideas for aligning your investments with your aspirations, talk to your financial professional.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 8/31/05
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Common Stocks                                                         88.1%
Temporary Cash Investment                                                   6.2%
Depositary Receipts for International Stocks                                5.7%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

Consumer Discretionary                                                     18.3%
Information Technology                                                     17.0%
Financials                                                                 15.0%
Health Care                                                                13.2%
Materials                                                                   9.2%
Industrials                                                                 8.7%
Consumer Staples                                                            5.1%
Energy                                                                      5.1%
Utilities                                                                   4.3%
Telecommunication Services                                                  4.1%


10 Largest Holdings

--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.  Occidental Petroleum Corp.                                            5.09%
 2.  Tenet Healthcare Corp.                                                4.87
 3.  Reliant Energy                                                        4.32
 4.  Clear Channel Communications, Inc.                                    4.26
 5.  Viacom, Inc. (Class B)                                                4.24
 6.  Freeport-McMoRan Copper & Gold, Inc. (Class B)                        4.21
 7.  The BISYS Group, Inc.                                                 4.19
 8.  Safeway, Inc.                                                         4.15
 9.  Vodafone Group Plc (A.D.R.)                                           4.06
10.  Foot Locker, Inc.                                                     4.02

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class                            8/31/05                         2/28/05
 -----                            -------                         -------
  A                               $12.15                          $11.42

Distributions Per Share
--------------------------------------------------------------------------------

                                       3/1/05 - 8/31/05
                                       ----------------
                            Net
                        Investment         Short-Term          Long-Term
 Class                    Income         Capital Gains       Capital Gains
-------                ------------     ---------------     --------------
    A                      $ -                $ -                $ -

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 8/31/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Select Value Fund, at public offering price, compared to that of the Russell 1000 Value Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of August 31, 2005)
                                    Net Asset               Public
                                      Value                Offering
Period                                (NAV)               Price (POP)
Life-of-Fund
(6/10/04)                            18.30%                 12.71%
1 Year                               24.09%                 17.00%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED DOCUMENT.]

Value of $10,000 Investment

                                     Pioneer Select         Russell 1000
                                     Value Fund             Value Index
6/04                                 $ 9,425                $10,000
8/04                                 $ 9,016                $ 9,999
8/05                                 $11,188                $11,685


Call 1-800-225-6292 or visit www.pionerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is not guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any index.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------


As a shareowner in the Fund, you incur two types of expenses:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result by the number in (1) above the first row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on actual returns from March 1, 2005 through August 31, 2005

Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/05                                      $1,000.00
Ending Account Value On 8/31/05                                        $1,063.90
Expenses Paid During Period*                                           $    6.50

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------


Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from March 1, 2005 through August 31, 2005

Share Class                                                                A
--------------------------------------------------------------------------------
Beginning Account Value On 3/1/05                                      $1,000.00
Ending Account Value On 8/31/05                                        $1,018.90
Expenses Paid During Period*                                           $    6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/05
--------------------------------------------------------------------------------


Stock investments produced generally positive returns during the six months ended August 31, 2005, with value stocks continuing to outperform the overall market and small- and mid-cap shares maintaining their performance edge over large-cap issues. In the following discussion, Rod Wright, who is responsible for day-to-day management of Pioneer Select Value Fund, provides an update on the Fund and his strategies during the six months.

Q: How did Pioneer Select Value Fund perform during the six months that ended on August 31, 2005?

A: The Fund performed well, with Class A shares producing a total return of 6.39%, at net asset value. In comparison, during the same six months, the benchmark Russell 1000 Value Index returned 4.25% and the average return of the 461 funds in the Lipper Large-Cap Value Fund category was 2.03%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors that affected Fund performance during the period?

A: Despite persistent fears about the economic impacts of rapidly rising energy prices and higher short-term interest rates, most stock market averages advanced over the six months. Driven by dramatically higher prices of oil and natural gas, the energy sector produced the best performance overall.

     The Fund's strong relative performance primarily was a product of stock selection, rather than sector weightings. Overall, our investments in companies in the health care, information technology and consumer staples sectors provided the best support to the Fund's performance, while investments in the consumer discretionary, utilities and industrials sectors were detractive.

     Pioneer Select Value Fund has a relatively concentrated portfolio of stocks of about 30 different companies, selected based on our fundamental analysis of the prospects for large- and mid-cap value stocks. Our objective is to pick a group of companies that can,

Pioneer Select Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 8/31/05                              (continued)
--------------------------------------------------------------------------------


     over the longer term, produce consistently strong performance with relatively low downside risk. Sector weightings are a secondary consideration, while individual company prospects are the primary driver of portfolio construction.

Q:   What were some of the individual holdings that most influenced results?

A: Mergers and acquisitions helped results. The single most influential positive contributor was IVAX, a generic drug manufacturer that is being taken over by Teva Pharmaceuticals, another producer of generic pharmaceuticals. SunGard Data Systems, which provides data storage services to large institutions, is being acquired by a group of private equity investors.

     Safeway, one of the larger grocery chains in the nation, appreciated as its management implemented a new strategy. Safeway's shares had fallen both because of labor problems and because of the announced plans of Wal-Mart to enter the grocery business in California, an important market for Safeway. However, the company has successfully reoriented its business, improving the appearance of its stores and placing greater emphasis on high quality, fresh foods, which has, thus far, driven sales gains. Occidental Petroleum, the Fund's lone energy holding, also produced strong results as its stock rose in a general rally of energy stocks. Other positive contributors included: Imation, a technology firm that produces data storage tapes; Tenet Healthcare, which operates a chain of hospitals; and pharmacy chain CVS.

     The biggest single detractor from the Fund's return was sports retailer Foot Locker, which announced disappointing results in its Europe operations. Nevertheless, we believe the situation is temporary and we added to our position to take advantage of the company's low stock price. The Fund's investment in Tyco International, an industrial conglomerate, also held back performance as the company twice announced disappointing free cash flow forecasts. We also continue to hold it, as well as two other disappointing performers over the six months: Interpublic Group, which operates a series of advertising agencies; and Ball, which produces aluminum cans for the beverage industry.

Q:   What is your investment outlook?

A: We are concerned about the near-term prospects for stocks in general because of the potential effects of high energy prices and the Federal Reserve Board's increases in short-term interest

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


     rates. We believe the pace of economic growth may slow and we have positioned the Fund's portfolio relatively defensively. However, we believe our strategy to be patient, to pay careful attention to downside risk and to be conservative in our stock selection should provide the Fund with the potential to perform well, even in a difficult environment.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value. The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly. Investing in small and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the fund may focus its investments in a limited number of related industries and sectors, making it more susceptible to adverse economic, political, or regulatory developments affecting those industries and sectors than a portfolio that invests more broadly and as a result may experience greater market fluctuation. These risks may increase share price volatility.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                                   Value
             COMMON STOCKS - 99.1%
             Energy - 5.0%
             Integrated Oil & Gas - 5.0%
     660     Occidental Petroleum Corp.                               $   54,800
                                                                      ----------
             Total Energy                                             $   54,800
                                                                      ----------
             Materials - 9.1%
             Diversified Chemical - 1.8%
     308     PPG Industries, Inc.                                     $   19,398
                                                                      ----------
             Diversified Metals & Mining - 4.2%
   1,074     Freeport-McMoRan Copper & Gold, Inc. (Class B)           $   45,290
                                                                      ----------
             Metal & Glass Containers - 3.1%
     900     Ball Corp.                                               $   33,759
                                                                      ----------
             Total Materials                                          $   98,447
                                                                      ----------
             Capital Goods - 3.4%
             Industrial Conglomerates - 3.4%
   1,339     Tyco International, Ltd.                                 $   37,264
                                                                      ----------
             Total Capital Goods                                      $   37,264
                                                                      ----------
             Commercial Services & Supplies - 5.2%
             Commercial Printing - 3.5%
   1,024     R.R. Donnelly & Sons Co.                                 $   38,257
                                                                      ----------
             Diversified Commercial Services - 1.7%
     804     Expedia, Inc.*(b)                                        $   17,897
                                                                      ----------
             Total Commercial Services & Supplies                     $   56,154
                                                                      ----------
             Media - 12.4%
             Advertising - 4.0%
   3,527     The Interpublic Group of Companies, Inc.*                $   42,782
                                                                      ----------
             Broadcasting & Cable TV - 4.2%
   1,375     Clear Channel Communications, Inc.                       $   45,788
                                                                      ----------
             Movies & Entertainment - 4.2%
   1,341     Viacom, Inc. (Class B)                                   $   45,581
                                                                      ----------
             Total Media                                              $  134,151
                                                                      ----------


10  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
             Retailing - 5.8%

             Internet Retail - 1.8%
     804     InterActive Corp.*(b)                                    $   19,738
                                                                      ----------
             Specialty Stores - 4.0%
   1,980     Foot Locker, Inc.                                        $   43,243
                                                                      ----------
             Total Retailing                                          $   62,981
                                                                      ----------
             Food & Drug Retailing - 5.1%
             Drug Retail - 0.9%
     350     CVS Corp.                                                $   10,280
                                                                      ----------
             Food Retail - 4.2%
   1,880     Safeway, Inc.                                            $   44,612
                                                                      ----------
             Total Food & Drug Retailing                              $   54,892
                                                                      ----------
             Health Care Equipment & Services - 10.0%
             Health Care Equipment - 3.5%
   1,400     Boston Scientific Corp.*                                 $   37,632
                                                                      ----------
             Health Care Facilities - 6.5%
     375     HCA, Inc.                                                $   18,488
   4,300     Tenet Healthcare Corp.*                                      52,374
                                                                      ----------
                                                                      $   70,862
                                                                      ----------
             Total Health Care Equipment & Services                   $  108,494
                                                                      ----------
             Pharmaceuticals & Biotechnology - 3.1%
             Pharmaceuticals - 3.1%
     396     IVAX Corp.*                                              $   10,256
     513     Wyeth                                                        23,490
                                                                      ----------
                                                                      $   33,746
                                                                      ----------
             Total Pharmaceuticals & Biotechnology                    $   33,746
                                                                      ----------
             Banks - 4.9%
             Thrifts & Mortgage Finance - 4.9%
     320     Freddie Mac                                              $   19,322
     851     The PMI Group, Inc.                                          34,431
                                                                      ----------
                                                                      $   53,753
                                                                      ----------
             Total Banks                                              $   53,753
                                                                      ----------


  The accompanying notes are an integral part of these financial statements.  11

Pioneer Select Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 8/31/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------

   Shares                                                                  Value
              Diversified Financials - 6.6%

              Asset Management & Custody Banks - 4.0%
    1,381     Federated Investors, Inc.                               $   42,894
                                                                      ----------
              Investment Banking & Brokerage - 2.6%
      500     Merrill Lynch & Co., Inc.                               $   28,580
                                                                      ----------
              Total Diversified Financials                            $   71,474
                                                                      ----------
              Insurance - 3.3%
              Life & Health Insurance - 3.3%
    1,879     UNUM Corp. (b)                                          $   36,302
                                                                      ----------
              Total Insurance                                         $   36,302
                                                                      ----------
              Software & Services - 6.9%
              Data Processing & Outsourced Services - 6.9%
    3,018     The BISYS Group, Inc.*                                  $   45,058
      712     First Data Corp.                                            29,584
                                                                      ----------
                                                                      $   74,642
                                                                      ----------
              Total Software & Services                               $   74,642
                                                                      ----------
              Technology Hardware & Equipment - 10.0%
              Communications Equipment - 2.0%
    1,353     Nokia Corp. (A.D.R.)                                    $   21,337
                                                                      ----------
              Computer Hardware - 2.4%
      955     Hewlett-Packard Co.                                     $   26,511
                                                                      ----------
              Computer Storage & Peripherals - 2.0%
      510     Imation Corp.                                           $   21,476
                                                                      ----------
              Electronic Equipment & Instruments - 3.6%
    4,300     Symbol Technologies, Inc.                               $   39,474
                                                                      ----------
              Total Technology Hardware & Equipment                   $  108,798
                                                                      ----------
              Telecommunication Services - 4.0%
              Wireless Telecommunication Services - 4.0%
    1,603     Vodafone Group Plc (A.D.R.)                             $   43,682
                                                                      ----------
              Total Telecommunication Services                        $   43,682
                                                                      ----------


12  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                  Value
              Utilities - 4.3%
              Multi-Utilities - 4.3%
   3,718      Reliant Energy*                                         $   46,475
                                                                      ----------
              Total Utilities                                         $   46,475
                                                                      ----------
              TOTAL COMMON STOCKS
              (Cost $1,034,197)                                       $1,076,055
                                                                      ----------
              TEMPORARY CASH INVESTMENT - 6.6%
              Security Lending Collateral - 6.6%
  71,799      Securities Lending Investment Fund, 3.43%               $   71,799
                                                                      ----------
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost $71,799)                                          $   71,799
                                                                      ----------
              TOTAL INVESTMENT IN SECURITIES - 105.7%
              (Cost $1,105,996)(a)                                    $1,147,854
                                                                      ----------
              OTHER ASSETS AND LIABILITIES - (5.7)%                   $  (62,343)
                                                                      ----------
              TOTAL NET ASSETS - 100.0%                               $1,085,511
                                                                      ==========

(A.D.R.) American Depositary Receipt

*        Non-Income producing security

(a) At August 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $1,105,996 was as follows:

              Aggregate gross unrealized gain for all investments
              in which there is an excess of value over tax cost        $ 71,677
              Aggregate gross unrealized loss for all investments
              in which there is an excess of tax cost over value         (29,819)
                                                                        --------
              Net unrealized gain                                       $ 41,858
                                                                        ========

(b)      At August 31, 2005, the following securities were out on loan:

          Shares     Security                                       Market Value
             764     Expedia, Inc.*                                      $17,007
             764     InterActive Corp.*                                   18,756
           1,785     UNUM Corp.                                           34,486
                                                                         -------
                     Total                                               $70,249
                                                                         =======

Purchases and sales of securities (excluding temporary cash investments) for the six months ended August 31, 2005 aggregated $941,801 and $228,088, respectively.


  The accompanying notes are an integral part of these financial statements.  13

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 8/31/05 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $70,249) (cost $1,105,996)                              $1,147,854
  Cash                                                                    42,858
    Dividends and interest receivable                                        769
    Due from Pioneer Investment Management, Inc.                           4,073
  Other                                                                       24
                                                                      ----------
     Total assets                                                     $1,195,578
                                                                      ----------
LIABILITIES:
  Payables -
    Upon return of securities loaned                                  $   71,799
  Due to affiliates                                                        1,737
  Accrued expenses                                                        36,531
                                                                      ----------
     Total liabilities                                                $  110,067
                                                                      ----------
NET ASSETS:
  Paid-in capital                                                     $  999,851
  Undistributed net investment income                                        201
  Accumulated net realized gain on investments                            43,601
  Net unrealized gain on investments                                      41,858
                                                                      ----------
     Total net assets                                                 $1,085,511
                                                                      ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,085,511/89,322 shares)                         $    12.15
                                                                      ==========
MAXIMUM OFFERING PRICE:
  Class A ($12.15 [divided by] 94.25%)                                $    12.89
                                                                      ==========


14  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 8/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $163)         $5,435
  Interest                                                     466
  Income from securities loaned, net                            10
                                                            ------
     Total investment income                                             $ 5,911
                                                                         -------
EXPENSES:
  Management fees                                           $3,211
  Distribution fees                                            479
  Administrative reimbursements                              9,446
  Custodian fees                                             5,233
  Registration fees                                          2,281
  Professional fees                                         18,801
  Printing expense                                           5,972
  Fees and expenses of nonaffiliated trustees                2,760
  Miscellaneous                                                356
                                                            ------
     Total expenses                                                      $48,539
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management,
       Inc.                                                              (42,829)
                                                                         -------
     Net expenses                                                        $ 5,710
                                                                         -------
       Net investment income                                             $   201
                                                                         -------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                       $37,916
                                                                         -------
  Change in net unrealized gain on investments                           $11,929
                                                                         -------
  Net gain on investments                                                $49,845
                                                                         -------
  Net increase in net assets resulting from operations                   $50,046
                                                                         =======


The accompanying notes are an integral part of these financial statements.   15

Pioneer Select Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 8/31/05 and the Period from 6/10/04
(Commencement of Operations) to 2/28/05

                                                            Six Months
                                                              Ended          6/10/04
                                                             8/31/05           to
                                                           (unaudited)       2/28/05
FROM OPERATIONS:
Net investment income (loss)                                $      201       $   (402)
Net realized gain on investments                                37,916          8,946
Change in net unrealized gain on investments                    11,929         29,929
                                                            ----------       --------
    Net increase in net assets resulting from
     operations                                             $   50,046       $ 38,473
                                                            ----------       --------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.00 and $0.12 per share, respectively)       $        -       $ (3,008)
                                                            ----------       --------
     Total distributions to shareowners                     $        -       $ (3,008)
                                                            ----------       --------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                            $  750,000       $      -
                                                            ----------       --------
    Net increase in net assets resulting from
     Fund share transactions                                $  750,000       $      -
                                                            ----------       --------
    Net increase in net assets                              $  800,046       $ 35,465
NET ASSETS:
Beginning of period (initial capitalization - 25,000
  shares)                                                      285,465        250,000
                                                            ----------       --------
End of period (including undistributed net investment
  income of $201 and $0, respectively)                      $1,085,511       $285,465
                                                            ==========       ========


                                                            '05 Shares     '05 Amounts
                                                           (unaudited)     (unaudited)
CLASS A
Shares sold                                                  64,322          $750,000
                                                             ------          --------
  Net increase                                               64,322          $750,000
                                                             ======          ========


16  The accompanying notes are an integral part of these financial statements.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months
                                                             Ended           6/10/04(a)
                                                            8/31/05              to
                                                          (unaudited)          2/28/05
CLASS A
Net asset value, beginning of period                        $11.42            $ 10.00
                                                            ------            -------
Increase from investment operations:
  Net investment income (loss)                              $ 0.00(c)         $ (0.02)
  Net realized and unrealized gain on investments             0.73               1.56
                                                            ------            -------
     Net increase from investment operations                $ 0.73            $  1.54
Distribution to shareowners:
  Net realized gain                                              -              (0.12)
                                                            ------            -------
Net increase in net asset value                             $ 0.73            $  1.42
                                                            ------            -------
Net asset value, end of period                              $12.15            $ 11.42
                                                            ======            =======
Total return*                                                 6.39%             15.47%(b)
Ratio of net expenses to average net assets+                  1.25%**            1.25%**
Ratio of net investment income (loss) to average net
  assets+                                                     0.04%**           (0.21)%**
Portfolio turnover rate                                         54%**              46%(b)
Net assets, end of period (in thousands)                    $1,086            $   285
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
   Net expenses                                              10.58%**           39.02%**
   Net investment loss                                       (9.29)%**         (37.99)%**

(a)  Class A shares were first offered on June 10, 2004.
(b)  Not annualized.
(c)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   17

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05 (unaudited)
--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies

Pioneer Select Value Fund (the Fund) is a Delaware statutory business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on May 25, 2004, and commenced operations on June 10, 2004. Prior to June 10, 2004, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). To date, no shares have been offered to the public. The Fund shares outstanding at August 31, 2005, are owned by PFD. The fund's investment objective is to seek long-term capital growth.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     exchange where the security is traded no longer reflects the value of the security. As of August 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the period ended February 28, 2005 were as follows:


                                      2005
                                     ------
  Distributions paid from:
  Ordinary Income                    $3,008
  Long-Term capital gain                  -
                                     ------
   Total                             $3,008
                                     ======

Pioneer Select Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 8/31/05  (unaudited) (continued)


The following shows the components of distributable earnings on a federal income tax basis at February 28, 2005:

--------------------------------------------------------------------------------
                                                                          2005
--------------------------------------------------------------------------------
Undistributed ordinary income                                           $ 5,685
Unrealized appreciation                                                  29,929
                                                                        -------
 Total                                                                  $35,614
                                                                        =======

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned no underwriting commissions on the sale of Class A shares during the six months ended August 31, 2005.

2.   Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.70% of the Fund's average daily net assets.

Through July 1, 2008, PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At August 31, 2005, $1,737 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. There were no transfer agent fees payable to PIMSS at August 31, 2005.

Pioneer Select Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. Distribution Plans

The Fund adopted a Plan of Distribution in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. There were no distribution fees payable to PFD at August 31, 2005.

Pioneer Select Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees
John F. Cogan, Jr., Chairman
David R. Bock
Mary K. Bush
Margaret B.W. Graham
Osbert M. Hood
Marguerite A. Piret
Stephen K. West
John Winthrop


Officers
John F. Cogan, Jr., President
Osbert M. Hood, Executive
 Vice President
Vincent Nave, Treasurer
Dorothy E. Bourassa, Secretary


Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.




Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and the third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.                                18059-00-1005
60 State Street                          (C)2005 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109                 Underwriter of Pioneer mutual funds,
www.pioneerfunds.com                                                 Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  October 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date October 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date October 27, 2005

* Print the name and title of each signing officer under his or her signature.